UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1 – Schedule of Investments.

Statement of Investments

Conservative ETF Asset Allocation Portfolio

As of March 31, 2011 (Unaudited)

	Shares	Value
Exchange Traded Funds - 91.31%
iShares - 36.21%
Barclays Intermediate Credit Bond Fund	12,642	$1,331,329
Barclays TIPS Bond Fund	32,539	3,551,957
MSCI EAFE Index Fund	11,099	666,939
S&P 500 Index Fund	18,652	2,480,903

Total iShares		8,031,128

Other - 55.10%
Vanguard MSCI EAFE ETF	12,280	458,167
Vanguard Short-Term Bond ETF	69,147	5,542,823
Vanguard Small-Cap ETF	5,837	461,065
Vanguard Total Bond Market ETF	71,958	5,758,079

Total Other		12,220,134

Total Exchange Traded Funds (Cost $19,304,340)		20,251,262

Exchange Traded Notes - 2.04%
Diversified - 2.04%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	8,823	453,061

Total Exchange Traded Notes (Cost $359,601)		453,061

7-Day Yield		Shares	Value
Short-Term Investments - 8.46%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.156%	1,875,770	1,875,770

Total Short-Term Investments (Cost $1,875,770)			1,875,770

Total Investments - 101.81% (Total cost $21,539,711)			22,580,093

Liabilities in Excess of Other Assets - (1.81)%			(401,694)

Net Assets - 100.00%			$22,178,399

(1)	Non-income producing security.

Statement of Investments

Income and Growth ETF Asset Allocation Portfolio

As of March 31, 2011 (Unaudited)

	Shares	Value
Exchange Traded Funds - 91.88%
iShares - 41.42%
Barclays Intermediate Credit Bond Fund	37,250	$3,922,798
Barclays TIPS Bond Fund	86,368	9,427,931
MSCI EAFE Index Fund	29,235	1,756,731
S&P 500 Index Fund	133,808	17,797,802

Total iShares		32,905,262

Other - 50.46%
Vanguard MSCI EAFE ETF	124,055	4,628,492
Vanguard MSCI Emerging Markets ETF	33,141	1,621,258
Vanguard Short-Term Bond ETF	146,909	11,776,225
Vanguard Small-Cap ETF	51,275	4,050,212
Vanguard Total Bond Market ETF	225,038	18,007,541

Total Other		40,083,728

Total Exchange Traded Funds (Cost $68,959,839)		72,988,990

Exchange Traded Notes - 3.02%
Diversified - 3.02%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	46,763	2,401,280

Total Exchange Traded Notes (Cost $1,921,511)		2,401,280

7-Day Yield		Shares	Value
Short-Term Investments - 4.97%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.156%	3,951,639	3,951,639

Total Short-Term Investments (Cost $3,951,639)			3,951,639

Total Investments - 99.87% (Total cost $74,832,989)			79,341,909

Other Assets in Excess of Liablities - 0.13%			96,173

Net Assets - 100.00%			$79,438,082

(1)	Non-income producing security.

Statement of Investments

Balanced ETF Asset Allocation Portfolio

As of March 31, 2011 (Unaudited)

	Shares	Value
Exchange Traded Funds - 95.03%
iShares - 46.82%
Barclays Intermediate Credit Bond Fund	50,505	$5,318,681
Barclays TIPS Bond Fund	97,961	10,693,423
MSCI EAFE Index Fund	134,991	8,111,609
S&P 500 Index Fund	292,391	38,890,927

Total iShares		63,014,640

Other - 48.21%
Vanguard MSCI EAFE ETF	224,535	8,377,401
Vanguard MSCI Emerging Markets ETF	112,664	5,511,523
Vanguard REIT ETF	70,233	4,107,928
Vanguard Short-Term Bond ETF	149,285	11,966,686
Vanguard Small-Cap ETF	155,688	12,297,795
Vanguard Total Bond Market ETF	282,561	22,610,531

Total Other		64,871,864

Total Exchange Traded Funds (Cost $113,673,370)		127,886,504

Exchange Traded Notes - 3.05%
Diversified - 3.05%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	79,823	4,098,911

Total Exchange Traded Notes (Cost $3,283,915)		4,098,911

7-Day Yield		Shares	Value
Short-Term Investments - 2.14%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.156%	2,876,243	2,876,243

Total Short-Term Investments (Cost $2,876,243)			2,876,243

Total Investments - 100.22% (Total cost $119,833,528)			134,861,658

Liabilities in Excess of Other Assets - (0.22)%			(288,642)

Net Assets - 100.00%			$134,573,016

(1)	Non-income producing security.

Statement of Investments

Growth ETF Asset Allocation Portfolio

As of March 31, 2011 (Unaudited)

	Shares	Value
Exchange Traded Funds - 96.05%
iShares - 50.63%
Barclays Intermediate Credit Bond Fund	37,487	$3,947,756
Barclays TIPS Bond Fund	36,268	3,959,015
MSCI EAFE Index Fund	191,162	11,486,925
S&P 500 Index Fund	358,247	47,650,433

Total iShares		67,044,129

Other - 45.42%
Vanguard MSCI EAFE ETF	257,570	9,609,937
Vanguard MSCI Emerging Markets ETF	163,714	8,008,889
Vanguard REIT ETF	114,677	6,707,458
Vanguard Short-Term Bond ETF	82,258	6,593,801
Vanguard Small-Cap ETF	219,861	17,366,820
Vanguard Total Bond Market ETF	148,201	11,859,044

Total Other		60,145,949

Total Exchange Traded Funds (Cost $108,168,330)		127,190,078

Exchange Traded Notes - 4.06%
Diversified - 4.06%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	104,794	5,381,172

Total Exchange Traded Notes (Cost $4,302,234)		5,381,172

7-Day Yield		Shares	Value
Short-Term Investments - 0.14%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.156%	181,022	181,022

Total Short-Term Investments (Cost $181,022)			181,022

Total Investments - 100.25% (Total cost $112,651,586)			132,752,272

Liabilities in Excess of Other Assets - (0.25)%			(325,454)

Net Assets - 100.00%			$132,426,818

(1)	Non-income producing security.

Statement of Investments

Aggressive Growth ETF Asset Allocation Portfolio

As of March 31, 2011 (Unaudited)

	Shares	Value
Exchange Traded Funds - 95.07%
iShares - 44.28%
Barclays Intermediate Credit Bond Fund	7,983	$840,690
MSCI EAFE Index Fund	37,746	2,268,157
S&P 500 Index Fund	117,201	15,588,905

Total iShares		18,697,752

Other - 50.79%
SPDR S&P International Small Cap ETF	17,439	550,898
Vanguard MSCI EAFE ETF	138,515	5,167,995
Vanguard MSCI Emerging Markets ETF	60,952	2,981,772
Vanguard REIT ETF	43,884	2,566,775
Vanguard Small-Cap ETF	86,263	6,813,914
Vanguard Total Bond Market ETF	42,016	3,362,120

Total Other		21,443,474

Total Exchange Traded Funds (Cost $35,479,475)		40,141,226

Exchange Traded Notes - 5.01%
Diversified - 5.01%
iPATH Dow Jones-UBS Commodity Index Total Return ETN, due 6/12/36(1)	41,229	2,117,109

Total Exchange Traded Notes (Cost $1,717,063)		2,117,109

7-Day Yield		Shares	Value
Short-Term Investments - 0.45%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.156%	190,492	190,492

Total Short-Term Investments (Cost $190,492)			190,492

Total Investments - 100.53% (Total cost $37,387,030)			42,448,827

Liabilities in Excess of Other Assets - (0.53)%			(225,628)

Net Assets - 100.00%			$42,223,199

(1)	Non-income producing security.

Notes to Financial Statements
March 31, 2011 (unaudited)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Financial Investors Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The financial statements herein relate to the Trust’s five ETF asset allocation portfolios which include the following: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Each Portfolio offers Class I and Class II shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees, and distribution and/or service fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following summarizes the significant accounting policies for the Trust.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including exchange traded funds and notes for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and asked price. Shares of a registered investment company, including money market funds, that are traded on an exchange are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Board of Trustees to determine fair value in good faith. Short-term securities maturing within 60 days are valued at amortized cost, which approximates fair value.

The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Notes to Financial Statements
March 31, 2011 (unaudited)

The following is a summary of the inputs used to value the Portfolios’ investments as of March 31, 2011.

Ibbotson Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$20,251,262	$–	$–	$20,251,262
Exchange Traded Notes	453,061	–	–	453,061
Short-Term Investments	1,875,770	–	–	1,875,770
Total	$22,580,093	$–	$–	$22,580,093

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$72,988,990	$–	$–	$72,988,990
Exchange Traded Notes	2,401,280	–	–	2,401,280
Short-Term Investments	3,951,639	–	–	3,951,639
Total	$79,341,909	$–	$–	$79,341,909

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$127,886,504	$–	$–	$127,886,504
Exchange Traded Notes	4,098,911	–	–	4,098,911
Short-Term Investments	2,876,243	–	–	2,876,243
Total	$134,861,658	$–	$–	$134,861,658

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$127,190,078	$–	$–	$127,190,078
Exchange Traded Notes	5,381,172	–	–	5,381,172
Short-Term Investments	181,022	–	–	181,022
Total	$132,752,272	$–	$–	$132,752,272

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,141,226	$–	$–	$40,141,226
Exchange Traded Notes	2,117,109	–	–	2,117,109
Short-Term Investments	190,492	–	–	190,492
Total	$42,448,827	$–	$–	$42,448,827

For the three months ended March 31, 2011 there were no significant transfers between Level 1 and Level 2 securities. For the three months ended March 31, 2011, the Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value.

Notes to Financial Statements
March 31, 2011 (unaudited)

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

Management has concluded that the Portfolios have taken no uncertain tax positions that require recognition in the financial statements. The Portfolios file income tax returns in the U.S. federal jurisdiction and Colorado. For the years ended December 31, 2007, December 31, 2008, December 31, 2009, and December 31, 2010 the Portfolios’ returns are still open to examination by the appropriate taxing authorities.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares.

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains.

Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Other: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of March 31, 2011, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income and Growth ETF Asset Allocation Portfolio	Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Gross appreciation (excess of value over tax cost)	$939,315	$4,342,287	$12,977,400	$17,879,125	$4,324,030
Gross depreciation (excess of tax cost over value)	(51,913)	(470,559)	(388,202)	(275,024)	(96,388)
Net unrealized appreciation/(depreciation)	$887,402	$3,871,728	$12,589,198	$17,604,101	$4,227,642
Cost of Investments for income tax purposes	$21,692,691	$75,470,181	$122,272,460	$115,148,171	$38,221,185

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	May 26, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	May 26, 2011